Loans and Borrowings (Tables)	9 Months Ended
Mar. 31, 2023
Financial instruments [Abstract]
Disclosure of Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current term loan credit facilities are as follows:

Term loan credit facilities
$
Balance, June 30, 2022	—
Acquired through business combination (Note 13)	39,697
Drawings	7,242
Accretion	1,846
Interest payments	(1,504)
Principal repayments	(1,547)
Balance, March 31, 2023	45,734
Current portion	(9,571)
Long-term portion	36,163

The changes in the carrying value of current and non-current lease liabilities are as follows:

$
Balance, June 30, 2021	71,619
Lease additions	1,736
Disposal of leases	(6,139)
Lease payments	(10,025)
Net lease term reduction and other items (1)	(17,534)
Changes due to foreign exchange rates	(103)
Interest expense on lease liabilities	3,433
Balance, June 30, 2022	42,987
Current portion	(6,150)
Long-term portion	36,837

Balance, June 30, 2022	42,987
Lease additions	555
Disposal of leases	(272)
Lease payments	(6,709)
Net lease term increase and other items (1)	10,166
Changes due to foreign exchange rates	244
Interest expense on lease liabilities	2,246
Balance, March 31, 2023	49,217
Current portion	(5,413)
Long-term portion	43,804

Disclosure of Detailed Information About Borrowings

$
Balance, June 30, 2021	327,931
Interest paid	(25,667)
Accretion	33,171
Accrued interest	22,457
Debt repurchased	(163,165)
Realized loss on debt repurchased	19,353
Unrealized loss on foreign exchange	12,424
Balance, June 30, 2022	226,504
Current portion	(26,854)
Long-term portion	199,650

Balance, June 30, 2022	226,504
Interest paid	(13,305)
Accretion	16,123
Accrued interest	8,956
Debt repurchased	(128,706)
Realized loss on debt repurchased	10,874
Unrealized loss on foreign exchange	12,125
Balance, March 31, 2023	132,571
Current portion	(132,571)
Long-term portion	—
Total loans and borrowings principal repayments as at March 31, 2023 are as follows:

$
Next 12 months	9,571
Over 1 year to 3 years	2,636
Over 3 years to 5 years	6,758
Over 5 years	26,769
Total long-term debt repayments	45,734